Summary of Material Accounting Policies - Additional Information (Detail) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2024 kr / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of summary of significant accounting policies [line items]
Non-current lease liabilities					€ 84,600
Current lease liabilities					14,200
Nominal amount of treasury shares			€ 113		146	€ 149
Nominal value common shares | kr / shares				kr 1
Convertible Senior Notes					407,100
Derivative liabilities					€ 143,300
Convertible senior notes [member]
Disclosure of summary of significant accounting policies [line items]
Borrowings, maturity	April 1, 2028	April 2028
American depository shares [member]
Disclosure of summary of significant accounting policies [line items]
Conversion price per share | $ / shares		$ 166.34
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares			€ 0.13